Property, Plant and Equipment (Regulated and Non-Regulated Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net
Total cost	$ 35,869	$ 33,651
Less: Accumulated depreciation	(10,845)	(10,442)
Total cost less: Accumulated depreciation	25,024	23,209
Construction work in progress	2,384	2,959
Property, Plant and Equipment, Net	27,408	26,168
Generation
Property, Plant and Equipment, Net
Total cost	$ 14,673	14,297
Generation | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Generation | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	131 years
Transmission
Property, Plant and Equipment, Net
Total cost	$ 3,379	3,106
Transmission | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Transmission | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	80 years
Distribution
Property, Plant and Equipment, Net
Total cost	$ 9,359	8,512
Distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	65 years
Gas transmission and distribution
Property, Plant and Equipment, Net
Total cost	$ 4,815	4,658
Gas transmission and distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Gas transmission and distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	75 years
General plant and other
Property, Plant and Equipment, Net
Total cost	$ 3,643	$ 3,078
General plant and other | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
General plant and other | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	60 years